Operating Leases (Details) - Schedule of Other Supplemental Information - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Other Supplemental Information [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 113	$ 111